Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Non-Accrual of Financial Assets (Detail) - JPY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2026	Mar. 31, 2026
Disclosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	¥ 97,138	¥ 98,052
Ending balance	93,454	97,138
Interest income recognized during the reporting period	4	13
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	2,508	2,539
Consumer borrowers | Real estate loans | Japan
Disclosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	0	249
Ending balance		0
Interest income recognized during the reporting period		4
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income		0
Consumer borrowers | Real estate loans | Overseas
Disclosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	8,895	4,976
Ending balance	10,486	8,895
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	132	137
Consumer borrowers | Other | Japan
Disclosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	0	86
Ending balance	0	0
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	0
Consumer borrowers | Other | Overseas
Disclosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	982	2,373
Ending balance	1,048	982
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	7	3
Corporate borrowers | Non-recourse Loans | Overseas
Disclosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	11,477	3,831
Ending balance	9,637	11,477
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	0
Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Disclosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	0	29
Ending balance	0	0
Interest income recognized during the reporting period	4	9
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	0
Corporate borrowers | Other than non-recourse loans | Real estate companies | Overseas
Disclosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	2,181	3,417
Ending balance	2,080	2,181
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	0
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Disclosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	541	520
Ending balance	156	541
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	0
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Disclosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	46,642	60,629
Ending balance	38,086	46,642
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	2,369	2,399
Loans to Equity Method Investees
Disclosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	0	1,345
Ending balance		0
Interest income recognized during the reporting period		0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income		0
Net investment in leases
Disclosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	26,420	20,597
Ending balance	31,961	26,420
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	¥ 0	¥ 0